Share-based payments (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Share-based Compensation Expense

Share-based compensation expense during the years ended March 31, 2018, 2017 and 2016 are as follows:

	Year ended March 31,
	2018		2017		2016
Share-based compensation expense recorded in	$		$		$
Cost of revenue		3,770		2,765		1,923
Selling and marketing expenses		2,557		1,723		1,370
General and administrative expenses		24,238		18,548		14,626

Total share-based compensation expense		$30,565		$23,036		$17,919

Movements in Number of Options Outstanding under 2006 Incentive Award Plan and Related Weighted Average Exercise Prices

Movements in the number of options outstanding under the 2006 Incentive Award Plan and their related weighted average exercise prices are as follow:

	Shares	Weighted average exercise price	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2016	739,618	$23.34	0.54	$5,419
Exercised	(425,941)	10.52
Lapsed	(196,498)	13.44

Outstanding as at March 31, 2017	117,179	$27.25	0.10	$163
Exercised	(48,227)	7.63
Lapsed	(68,952)	7.87

Outstanding as at March 31, 2018	—	—	—	—
Options exercisable	—	$—	—	$—

RSUs dependent on non-market performance condition [member]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values
(i)	Movements in the number of RSUs dependent on non-market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2016	1,448,312	$19.25	7.78	$44,376
Granted	516,264	30.26
Exercised	(343,623)	20.18
Forfeited	(47,707)	25.50
Lapsed	—	—

Outstanding as at March 31, 2017	1,573,246	$22.47	7.50	$45,011
Granted	497,689	30.85
Exercised	(961,111)	21.45
Forfeited	(34,775)	29.07
Lapsed	(2,216)	23.47

Outstanding as at March 31, 2018	1,072,833	$27.05	7.75	$48,632
RSUs exercisable	309,312	$20.90	5.94	$14,021

RSUs dependent on market performance condition [member]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values

Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2016	129,590	$4.44	8.53	$3,971
Granted	74,400	12.56
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2017	203,990	$13.21	8.10	$5,836
Granted	—
Exercised	—
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2018	203,990	13.21	7.10	$9,247
RSUs exercisable	—	$—	—	$—

RSUs related total shareholders return [member]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values

Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	—	$—	—	$—
Granted	248,655	36.52
Exercised	—
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2018	248,655	36.52	9.08	11,272
RSUs exercisable	—	$—	—	$—

PSUs [member]
Movements in Number of Shares Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values

Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2016	951,588	$17.83	7.77	$29,157
Granted	422,062	31.12
Exercised	(141,741)	14.11
Forfeited	(47,057)	26.27

Outstanding as at March 31, 2017	1,184,852	$21.00	7.36	$33,899
Granted	400,463	30.35
Exercised	(506,660)	16.79
Forfeited	(18,681)	29.38

Outstanding as at March 31, 2018	1,059,975	26.36	7.51	48,048
PSUs exercisable	194,629	$18.14	5.86	$8,823